Guggenheim Variable Funds Trust

702 King Farm Blvd., Suite 200

Rockville, Maryland 20850

Important Notice Regarding Fund Reorganizations

Supplement Dated October 28, 2024, to the currently effective Guggenheim Variable Funds Trust

Prospectus and Statement of Additional Information dated May 1, 2024, as supplemented from time to time

This supplement provides updated information beyond that contained in the Prospectus and Statement of Additional Information and should be read in conjunction with the foregoing documents.

On October 24, 2024, the shareholders of each series of Guggenheim Variable Funds Trust identified below (each, an “Acquired Fund” and collectively, the “Acquired Funds”) approved an Agreement and Plan of Reorganization providing for the reorganization of each Acquired Fund into the series of New Age Alpha Variable Funds Trust identified below (the “Acquiring Funds” and the “Reorganizations”). The Reorganizations were effective as of the close of business on October 25, 2024. Accordingly, shareholders of the Acquired Funds became shareholders of the Acquiring Funds as indicated below as of that time. All references to the Acquired Funds are hereby removed from the Prospectus and Statement of Additional Information. In addition, all references to any series of Transparent Value Trust are hereby removed from the Prospectuses and Statement of Additional Information because those funds have also been reorganized into other funds.

Acquired Fund	Acquiring Fund

Series A (StylePlus—Large Core Series)	NAA Large Core Series

Series B (Large Cap Value Series)	NAA Large Cap Value Series

Series D (World Equity Income Series)	NAA World Equity Income Series

Series J (StylePlus—Mid Growth Series)	NAA Mid Growth Series

Series O (All Cap Value Series)	NAA All Cap Value Series

Series Q (Small Cap Value Series)	NAA Small Cap Value Series

Series V (SMid Cap Value Series)	NAA SMid-Cap Value Series

Series X (StylePlus—Small Growth Series)	NAA Small Growth Series

Series Y (StylePlus—Large Growth Series)	NAA Large Growth Series

Please retain this supplement for future reference.

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